Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
Commitments and Contingencies
10.
Commitments and Contingencies
a)
Various
claims, suits,
and complaints,
including those
involving government
regulations and
product
liability, arise in
the ordinary
course of
the shipping
business. In
addition, losses
may arise
from disputes
with
charterers,
agents,
insurance
and
other
claims
with
suppliers
relating
to
the
operations
of
the
Company’s
vessels.
The
Company
accrues
for
the
cost
of
environmental
and
other
liabilities
when
management becomes
aware that
a liability
is probable
and is
able to
reasonably estimate
the probable
exposure. The Company’s vessels are
covered for pollution in the
amount of $
1
billion per vessel per
incident, by the P&I Association in which the Company’s vessels are entered.
b)
Pursuant to the sale and lease
back agreements signed between the Company
and its counterparties,
the
Company
has
purchase
obligations
amounting
to
$
50,400
,
at
the
end
of
the
lease
agreements
described in Note 9.
c)
On March
30, 2023,
the Company
entered into
a
corporate guarantee
with Nordea
under which
the
Company guarantees
the performance
by Bergen
of all
of its
obligations
under the
loan until
the maturity
of the loan
on March 30, 2028
(Note 4 (b)). The
Company considers the likelihood of
having to make
any payments under the guarantee to be remote, as the loan is also secured by an account pledge by
Bergen,
first
preferred
mortgage
on
the
vessel,
a
first
priority
general
assignment
of
the
earnings,
insurances
and
requisition
compensation
of
the
vessel,
a
charter
party
assignment,
a
partnership
interests
security
deed,
and
a
manager’s
undertaking.
Accordingly,
as
of
December
31,
2025,
the
Company
did
not
record
a
provision for
losses
under
the
guarantee
of
Bergen’s
loan
amounting to
$ 12,288
on that date (Notes 4 and 16).
d)
As of December 31, 2025, the Company’s remaining commitments to its joint ventures consist of EUR
10.7
million to Windward and $
8,220
to Ecogas.
e)
As of December 31,
2025, the Company had
total obligations under shipbuilding
contracts (Note 6), as
follows:
Period Amount
Year 1 $ 9,200
Year 2 36,800
Year 3 27,600
Total $ 73,600
As
of
December
31,
2025,
the
Company’s
vessels,
owned
and
chartered-in,
were
fixed
under
time
charter
agreements,
considered
operating
leases.
The
minimum
contractual
gross
charter
revenue
expected to
be generated
from fixed
and non-cancelable
time charter
contracts existing
as of
December
31, 2025 and until their expiration was as follows:
Period Amount
Year 1 $ 142,842
Year 2 7,931
Total
$ 150,773